Employee deferred compensation (Tables)	3 Months Ended
Jun. 30, 2012
Employee deferred compensation
Deferred compensation expense
Deferred compensation expense
in	2Q12	1Q12	2Q11	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	211	206	223	417	423

Performance share awards	96	103	0	199	0

2011 Partner Asset Facility awards [1]	(19)	534	0	515	0

Adjustable Performance Plan awards	98	108	318	206	688

Restricted Cash Awards	45	41	47	86	148

Scaled Incentive Share Units	32	30	98	62	215

Incentive Share Units	15	19	46	34	82

2008 Partner Asset Facility awards [1]	12	49	20	61	73

Other cash awards	71	90	93	161	205

Total deferred compensation expense	561	1,180	845	1,741	1,834

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation expense
end of	2Q12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,112

Performance share awards	335

Adjustable Performance Plan awards	314

Restricted Cash Awards	80

Scaled Incentive Share Units	136

Incentive Share Units	40

Other cash awards	93

Total	2,110

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

Share-based compensation disclosures
Share-based award activities
Share-based award activity
	2Q12				6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	70.1	23.7	14.7	13.3	48.1	–	14.7	13.3

Granted	0.9	0.0	0.0	0.0	23.3	23.7	0.0	0.0

Settled	(12.2)	0.0	(4.9)	(8.8)	(12.5)	0.0	(4.9)	(8.8)

Forfeited	(0.4)	0.0	(0.1)	(0.3)	(0.5)	0.0	(0.1)	(0.3)

Balance at end of period	58.4	23.7	9.7	4.2	58.4	23.7	9.7	4.2

of which vested	3.0	0.1	1.2	0.4	3.0	0.1	1.2	0.4

of which unvested	55.4	23.6	8.5	3.8	55.4	23.6	8.5	3.8